DISPOSAL OF JIANGSU FANLI PIPE CO., LTD. ("JIANGSU FANLI")	12 Months Ended
Dec. 31, 2011
DISPOSAL OF JIANGSU FANLI PIPE CO., LTD. ("JIANGSU FANLI")
DISPOSAL OF JIANGSU FANLI PIPE CO., LTD. ("JIANGSU FANLI")

4.                                      DISPOSAL OF JIANGSU FANLI PIPE CO., LTD. (“JIANGSU FANLI”)

On February 28, 2010, the Company’s wholly-owned subsidiary, WSP China, together with three non-controlling investors of Jiangsu Fanli entered into an agreement with Zhejiang Jianli Company Limited (“Zhejiang Jianli”) to dispose of their entire equity interests in Jiangsu Fanli. Pursuant to the agreement, WSP China retained possession of certain assets of Jiangsu Fanli, including current assets and assumed all liabilities incurred before the disposal. On the same date, WSP China entered into an agreement with Zhejiang Jianli to purchase certain hot-rolling production assets. These two transactions were accounted for as nonmonetary transactions in accordance with an authoritative guidance and, accordingly, the exchanges of nonmonetary assets between WSP China and Zhejiang Jianli were recorded based on the fair value of the assets exchanged amounting to $13,913. A gain of $2,583 is resulted from non-monetary transactions which is included in other operating income. Given that Jiangsu Fanli is not a wholly owned by WSP China before the disposal, the sales proceeds collected by WSP China on behalf of the non-controlling investors of $1,383 will be returned to the non-controlling investors.

The Company determined that disposal of Jiangsu Fanli did not constitute a discontinued operation, as the operation capacity of Jiangsu Fanli was absorbed by other subsidiaries of the Company.